                          SUPPLEMENT DATED MAY 1, 2000

                                       TO

                          PROSPECTUS DATED MAY 1, 2000



This Supplement is intended to be distributed with prospectuses dated May 1, 2000 for certain variable life insurance policies issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company or Investors Partner Life Insurance Company (the "Product Prospectuses"). The policies involved bear the title "Variable Estate Protection", "Variable Estate Protection II", "Majestic Variable Estate Protection", "Majestic Variable Estate Protection 98", "Medallion Variable Life", "Medallion Executive Variable Life", "Medallion Executive Variable Life II", "Medallion Executive Variable Life III", "Majestic Variable Universal Life", "Majestic Variable Universal Life 98", "Flex V1", "Flex V2", "Variable Master Plan Plus" or "Investors Partner Variable Life."

Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to variable life insurance policies delivered or issued for delivery on or before May 1, 2000:

     (1) Your policy enables you to invest in the Global Equity variable investment option. If you select this variable investment option, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I ("Trust"). We may modify or delete this investment option in the future.

     (2) The fund expense table appearing in the section of each Product Prospectus entitled "What charges will the Trusts deduct from my investment in the policy?" is amended to include the following information on the Global Equity variable investment option:

                                                            Investment    Other    Total Fund   Other Operating
                                                            Management  Operating  Operating     Expenses Absent
Fund Name                                                       Fee     Expenses    Expenses      Reimbursement
---------                                                   ----------  ---------  ----------  ------------------
JOHN HANCOCK VARIABLE SERIES TRUST I    (NOTE 1):
Global Equity . . . . . . . . . . . . . . . . . . . . . .     0.90%       0.10%      1.00%           0.50%





  THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED MAY 1, 2000
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FOR THE TRUST THAT CONTAINS DETAILED INFORMATION ABOUT THE GLOBAL EQUITY FUND.
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BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THE GLOBAL EQUITY
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INVESTMENT OPTION.
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